Convertible Notes, Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Convertible Notes [Abstract]
Convertible notes	$ 231,585	$ 235,603
Total	2,991	10,833
Less - current portion	(2,991)	(10,833)
Long-term portion	0	0
JDH Notes [Member]
Convertible Notes [Abstract]
Convertible notes	3,165	11,165
Less: Deferred financing costs	(5)	(9)
Less: Change in fair value of conversion option	$ (169)	$ (323)